Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance Reserves [Line Items]
Prior years	$ (24.1)	$ 45.1	$ 22.0
Accident Year 2011
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves		80.00%
Accident Year 2012
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves		20.00%
Commercial Lines
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves		55.00%